Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Oct. 31, 2018
Registrant Name	MAINSTAY FUNDS TRUST
Entity Central Index Key	0001469192
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 04, 2019
Document Effective Date	Oct. 04, 2019
Prospectus Date	Feb. 28, 2019
MainStay Balanced Fund | Class R6
Prospectus:
Trading Symbol	MBERX
MainStay Balanced Fund | Investor Class
Prospectus:
Trading Symbol	MBINX
MainStay Balanced Fund | Class R3
Prospectus:
Trading Symbol	MBDRX
MainStay Balanced Fund | Class R2
Prospectus:
Trading Symbol	MBCRX
MainStay Balanced Fund | Class R1
Prospectus:
Trading Symbol	MBNRX
MainStay Balanced Fund | Class I
Prospectus:
Trading Symbol	MBAIX
MainStay Balanced Fund | Class C
Prospectus:
Trading Symbol	MBACX
MainStay Balanced Fund | Class B
Prospectus:
Trading Symbol	MBNBX
MainStay Balanced Fund | Class A
Prospectus:
Trading Symbol	MBNAX
MainStay Income Builder Fund | Class R6
Prospectus:
Trading Symbol	MTODX
MainStay Income Builder Fund | Class R3
Prospectus:
Trading Symbol	MTXVX
MainStay Income Builder Fund | Class R2
Prospectus:
Trading Symbol	MTXRX
MainStay Income Builder Fund | INVESTOR CLASS
Prospectus:
Trading Symbol	MTINX
MainStay Income Builder Fund | Class I
Prospectus:
Trading Symbol	MTOIX
MainStay Income Builder Fund | Class C
Prospectus:
Trading Symbol	MCTRX
MainStay Income Builder Fund | Class B
Prospectus:
Trading Symbol	MKTRX
MainStay Income Builder Fund | Class A
Prospectus:
Trading Symbol	MTRAX